Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2020
Accounts Receivable Net Tables
Schedule of accounts receivable, net
	As of March 31,
	2019	2020
	$	$

Accounts receivable	2,264	2,008
Allowances for doubtful receivables	-	-
	2,264	2,008

Schedule of allowances for doubtful accounts receivables
	Year ended March 31,
	2018	2019	2020
	$	$	$

At beginning of year	66	-	-
Reversal for the year	(66)	-	-
At end of year	-	-	-